Business Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business segment reporting [Line Items]
Number of reportable segments	3	3
Maximum percentage of revenue from customers and franchisees generated in foreign market	2.00%	2.00%
Other Operations and Headquarters [Member]
Business segment reporting [Line Items]
Expenses allocated to TruGreen	$ 29	$ 38	$ 42	$ 46